UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2015

MFS® INTERMEDIATE HIGH

INCOME FUND

PORTFOLIO OF INVESTMENTS

2/28/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 124.2%
Aerospace - 3.2%
Bombardier, Inc., 7.75%, 3/15/20 (n)	$135,000	$140,738
Bombardier, Inc., 6.125%, 1/15/23 (n)	255,000	244,163
Bombardier, Inc., 7.5%, 3/15/25 (z)	175,000	175,000
CPI International, Inc., 8.75%, 2/15/18	360,000	365,400
Gencorp, Inc., 7.125%, 3/15/21	325,000	343,680
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	405,000	436,440
Kratos Defense & Security Solutions, Inc., 7%, 5/15/19	90,000	80,100
TransDigm, Inc., 6%, 7/15/22	55,000	55,688
TransDigm, Inc., 6.5%, 7/15/24	235,000	240,288

		$2,081,497
Apparel Manufacturers - 0.8%
Hanesbrands, Inc., 6.375%, 12/15/20	$225,000	$239,625
PVH Corp., 4.5%, 12/15/22	260,000	264,550

		$504,175
Asset-Backed & Securitized - 0.1%
Citigroup Commercial Mortgage Trust, FRN, 5.712%, 12/10/49	$275,000	$36,190

Automotive - 4.2%
Accuride Corp., 9.5%, 8/01/18	$425,000	$439,870
Allison Transmission, Inc., 7.125%, 5/15/19 (n)	585,000	610,594
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	385,000	413,875
Goodyear Tire & Rubber Co., 7%, 5/15/22	85,000	93,934
Jaguar Land Rover PLC, 8.125%, 5/15/21 (n)	345,000	381,656
Lear Corp., 4.75%, 1/15/23	230,000	232,870
Lear Corp., 5.25%, 1/15/25	140,000	142,450
Schaeffler Finance B.V., 4.75%, 5/15/21 (n)	200,000	205,500
Schaeffler Holding Finance B.V., 6.25%, 11/15/19 (n)(p)	200,000	212,000

		$2,732,749
Broadcasting - 3.2%
AMC Networks, Inc., 7.75%, 7/15/21	$271,000	$297,420
Clear Channel Communications, Inc., 9%, 3/01/21	283,000	273,090
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22	45,000	47,138
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22	205,000	216,275
Liberty Media Corp., 8.5%, 7/15/29	250,000	277,500
Liberty Media Corp., 8.25%, 2/01/30	10,000	11,100
Netflix, Inc., 5.375%, 2/01/21	250,000	256,875
Netflix, Inc., 5.875%, 2/15/25 (n)	90,000	93,038
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	290,000	307,400
Univision Communications, Inc., 7.875%, 11/01/20 (n)	195,000	209,381
Univision Communications, Inc., 5.125%, 2/15/25 (n)	105,000	106,313

		$2,095,530
Brokerage & Asset Managers - 0.7%
E*TRADE Financial Corp., 6.375%, 11/15/19	$430,000	$461,713

Building - 3.6%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21	$405,000	$425,250
Associated Materials LLC, 9.125%, 11/01/17	35,000	31,150
Building Materials Corp. of America, 5.375%, 11/15/24 (n)	265,000	272,950

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - continued
Building Materials Holding Corp., 6.75%, 5/01/21 (n)		$160,000	$172,000
CEMEX S.A.B. de C.V., 5.7%, 1/11/25 (n)		210,000	205,905
Gibraltar Industries, Inc., 6.25%, 2/01/21		165,000	168,300
HD Supply, Inc., 7.5%, 7/15/20		280,000	299,600
Headwaters, Inc., 7.25%, 1/15/19		150,000	157,120
Headwaters, Inc., 7.625%, 4/01/19		75,000	77,906
Nortek, Inc., 8.5%, 4/15/21		310,000	333,250
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)		222,000	220,335

			$2,363,766
Business Services - 1.4%
Equinix, Inc., 4.875%, 4/01/20		$190,000	$197,600
Equinix, Inc., 5.375%, 1/01/22		70,000	72,970
Equinix, Inc., 5.375%, 4/01/23		110,000	115,019
Iron Mountain, Inc., 8.375%, 8/15/21		38,000	39,634
Iron Mountain, Inc., REIT, 6%, 8/15/23		235,000	246,750
NeuStar, Inc., 4.5%, 1/15/23		280,000	246,400

			$918,373
Cable TV - 7.0%
Altice Financing S.A., 6.625%, 2/15/23 (n)		$200,000	$208,250
CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20		445,000	466,694
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20		75,000	80,250
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21		420,000	442,050
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		220,000	226,870
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		335,000	355,100
DISH DBS Corp., 7.875%, 9/01/19		70,000	79,013
DISH DBS Corp., 6.75%, 6/01/21		175,000	186,594
DISH DBS Corp., 5%, 3/15/23		190,000	182,875
DISH DBS Corp., 5.875%, 11/15/24		90,000	89,550
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		330,000	322,575
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23		360,000	340,650
Intelsat Luxembourg S.A., 8.125%, 6/01/23		240,000	223,200
LGE Holdco VI B.V., 7.125%, 5/15/24 (z)	EUR	135,000	173,544
Lynx I Corp., 5.375%, 4/15/21 (n)		$200,000	211,500
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)		70,000	69,650
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)		30,000	31,613
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)		125,000	122,500
SIRIUS XM Radio, Inc., 6%, 7/15/24 (n)		135,000	143,438
Unitymedia Hessen, 5.5%, 1/15/23 (n)		250,000	263,750
UPCB Finance III Ltd., 6.625%, 7/01/20 (n)		354,000	370,373

			$4,590,039
Chemicals - 4.2%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$252,000	$274,050
Celanese U.S. Holdings LLC, 4.625%, 11/15/22		90,000	90,900
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)		300,000	324,750
Hexion U.S. Finance Corp., 6.625%, 4/15/20		155,000	148,025
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		305,000	256,963
Huntsman International LLC, 8.625%, 3/15/21		285,000	306,851
INEOS Finance PLC, 8.375%, 2/15/19 (n)		400,000	426,600
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)		200,000	203,000
PSPC Escrow Corp., 6.5%, 2/01/22		130,000	136,988
Tronox Finance LLC, 6.375%, 8/15/20		440,000	438,350
W.R. Grace & Co., 5.125%, 10/01/21 (n)		140,000	144,900

			$2,751,377

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Computer Software - 0.6%
Syniverse Holdings, Inc., 9.125%, 1/15/19	$98,000	$101,920
VeriSign, Inc., 4.625%, 5/01/23	260,000	260,000

		$361,920
Computer Software - Systems - 0.6%
CDW LLC/CDW Finance Corp., 8.5%, 4/01/19	$90,000	$94,338
CDW LLC/CDW Finance Corp., 6%, 8/15/22	140,000	149,450
CDW LLC/CDW Finance Corp., 5.5%, 12/01/24	125,000	130,000

		$373,788
Conglomerates - 2.7%
Amsted Industries Co., 5%, 3/15/22 (n)	$455,000	$455,000
BC Mountain LLC, 7%, 2/01/21 (n)	220,000	204,600
EnPro Industries, Inc., 5.875%, 9/15/22 (n)	210,000	216,300
Entegris, Inc., 6%, 4/01/22 (n)	345,000	358,800
Renaissance Acquisition, 6.875%, 8/15/21 (n)	350,000	339,500
Rexel S.A., 6.125%, 12/15/19 (n)	200,000	210,000

		$1,784,200
Construction - 0.2%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21	$135,000	$99,900

Consumer Products - 1.0%
Elizabeth Arden, Inc., 7.375%, 3/15/21	$101,000	$90,900
Prestige Brands, Inc., 8.125%, 2/01/20	79,000	85,320
Prestige Brands, Inc., 5.375%, 12/15/21 (n)	200,000	202,750
Spectrum Brands, Inc., 6.375%, 11/15/20	215,000	231,663
Spectrum Brands, Inc., 6.125%, 12/15/24 (n)	40,000	43,000

		$653,633
Consumer Services - 2.5%
ADT Corp., 6.25%, 10/15/21	$345,000	$373,463
ADT Corp., 4.125%, 6/15/23	85,000	80,963
Garda World Security Corp., 7.25%, 11/15/21 (n)	55,000	53,763
Garda World Security Corp., 7.25%, 11/15/21 (n)	180,000	175,950
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17	150,000	147,000
Monitronics International, Inc., 9.125%, 4/01/20	300,000	294,375
Multi-Color Corp., 6.125%, 12/01/22 (n)	95,000	98,563
Service Corp. International, 7%, 6/15/17	255,000	277,950
Service Corp. International, 5.375%, 5/15/24	100,000	105,750

		$1,607,777
Containers - 5.2%
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	$600,000	$640,500
Ball Corp., 5%, 3/15/22	155,000	161,975
Berry Plastics Group, Inc., 9.75%, 1/15/21	40,000	44,550
Berry Plastics Group, Inc., 5.5%, 5/15/22	265,000	276,925
Crown American LLC, 4.5%, 1/15/23	511,000	522,498
Greif, Inc., 6.75%, 2/01/17	170,000	183,175
Owens-Brockway Glass Container, Inc., 5%, 1/15/22 (n)	85,000	88,188
Reynolds Group, 7.125%, 4/15/19	225,000	233,578
Reynolds Group, 9.875%, 8/15/19	100,000	107,125
Reynolds Group, 5.75%, 10/15/20	130,000	135,038
Reynolds Group, 8.25%, 2/15/21	510,000	536,775
Sealed Air Corp., 4.875%, 12/01/22 (n)	175,000	180,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Containers - continued
Sealed Air Corp., 5.125%, 12/01/24 (n)	$35,000	$36,575
Signode Industrial Group, 6.375%, 5/01/22 (n)	280,000	275,800

		$3,422,952
Defense Electronics - 0.6%
Ducommun, Inc., 9.75%, 7/15/18	$361,000	$386,270

Electrical Equipment - 0.1%
Avaya, Inc., 10.5%, 3/01/21 (n)	$95,000	$82,888

Electronics - 2.5%
Advanced Micro Devices, Inc., 6.75%, 3/01/19	$290,000	$287,825
Advanced Micro Devices, Inc., 7.5%, 8/15/22	70,000	69,125
Advanced Micro Devices, Inc., 7%, 7/01/24	70,000	63,700
Micron Technology, Inc., 5.875%, 2/15/22	155,000	163,138
Micron Technology, Inc., 5.5%, 2/01/25 (n)	130,000	133,250
NXP B.V., 5.75%, 2/15/21 (n)	200,000	212,000
NXP B.V., 5.75%, 3/15/23 (n)	245,000	262,150
Sensata Technologies B.V., 6.5%, 5/15/19 (n)	305,000	317,200
Sensata Technologies B.V., 5.625%, 11/01/24 (n)	115,000	123,338

		$1,631,726
Emerging Market Quasi-Sovereign - 0.2%
NOVA Chemicals Corp., 5%, 5/01/25 (n)	$108,000	$114,075

Energy - Independent - 9.1%
American Energy-Permian Basin LLC, 7.125%, 11/01/20 (n)	$90,000	$72,450
American Energy-Permian Basin LLC, 7.375%, 11/01/21 (n)	260,000	211,250
Antero Resources Finance Corp., 6%, 12/01/20	110,000	112,475
Antero Resources Finance Corp., 5.375%, 11/01/21	205,000	206,538
Baytex Energy Corp., 5.125%, 6/01/21 (n)	85,000	80,963
Baytex Energy Corp., 5.625%, 6/01/24 (n)	275,000	259,394
BreitBurn Energy Partners LP, 8.625%, 10/15/20	85,000	69,700
BreitBurn Energy Partners LP, 7.875%, 4/15/22	265,000	209,350
Chaparral Energy, Inc., 7.625%, 11/15/22	275,000	203,500
Concho Resources, Inc., 6.5%, 1/15/22	245,000	260,313
Concho Resources, Inc., 5.5%, 4/01/23	190,000	196,650
EP Energy LLC, 6.875%, 5/01/19	75,000	76,875
EP Energy LLC, 9.375%, 5/01/20	205,000	218,838
EP Energy LLC, 7.75%, 9/01/22	475,000	491,625
Halcon Resources Corp., 8.875%, 5/15/21	280,000	212,800
Harvest Operations Corp., 6.875%, 10/01/17	87,000	80,910
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)	105,000	107,625
Hilcorp Energy I/Hilcorp Finance Co., 5%, 12/01/24 (n)	40,000	37,700
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	40,000	36,300
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/21	334,000	291,415
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/21	120,000	100,800
MEG Energy Corp., 6.5%, 3/15/21 (n)	175,000	169,313
MEG Energy Corp., 7%, 3/31/24 (n)	130,000	126,588
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	255,000	243,525
Oasis Petroleum, Inc., 6.875%, 3/15/22	340,000	333,200
QEP Resources, Inc., 5.25%, 5/01/23	175,000	171,281
Range Resources Corp., 5%, 8/15/22	105,000	107,363
Rosetta Resources, Inc., 5.625%, 5/01/21	230,000	219,075
RSP Permian, Inc., 6.625%, 10/01/22 (n)	155,000	155,969

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Sanchez Energy Corp., 6.125%, 1/15/23 (n)	$355,000	$325,713
SandRidge Energy, Inc., 8.125%, 10/15/22	180,000	130,275
SM Energy Co., 6.5%, 11/15/21	270,000	278,100
SM Energy Co., 6.125%, 11/15/22 (n)	140,000	143,500

		$5,941,373
Entertainment - 2.3%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$220,000	$243,375
Cedar Fair LP, 5.25%, 3/15/21	260,000	266,812
Cedar Fair LP, 5.375%, 6/01/24 (n)	95,000	96,900
Cinemark USA, Inc., 5.125%, 12/15/22	165,000	168,911
Cinemark USA, Inc., 4.875%, 6/01/23	190,000	189,050
NCL Corp. Ltd., 5.25%, 11/15/19 (n)	230,000	236,325
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	320,000	327,584

		$1,528,957
Financial Institutions - 6.3%
AerCap Ireland Capital Ltd., 5%, 10/01/21 (n)	$150,000	$162,938
Aircastle Ltd., 4.625%, 12/15/18	175,000	182,000
Aircastle Ltd., 5.125%, 3/15/21	85,000	90,100
Aircastle Ltd., 5.5%, 2/15/22	35,000	37,538
Aviation Capital Group, 4.625%, 1/31/18 (n)	140,000	146,321
Aviation Capital Group, 6.75%, 4/06/21 (n)	100,000	113,863
CIT Group, Inc., 6.625%, 4/01/18 (n)	319,000	348,109
CIT Group, Inc., 5.5%, 2/15/19 (n)	340,000	363,358
CIT Group, Inc., 5%, 8/15/22	400,000	425,252
Icahn Enterprises LP, 6%, 8/01/20	245,000	262,150
Icahn Enterprises LP, 5.875%, 2/01/22	320,000	335,600
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18	140,000	139,468
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20	555,000	557,775
SLM Corp., 4.875%, 6/17/19	58,000	60,610
SLM Corp., 8%, 3/25/20	515,000	599,331
SLM Corp., 7.25%, 1/25/22	190,000	209,950
SLM Corp., 6.125%, 3/25/24	105,000	105,525

		$4,139,888
Food & Beverages - 2.1%
B&G Foods, Inc., 4.625%, 6/01/21	$250,000	$250,000
Constellation Brands, Inc., 4.25%, 5/01/23	215,000	223,063
Darling Ingredients, Inc., 5.375%, 1/15/22	320,000	323,200
H.J. Heinz Co., 4.25%, 10/15/20	285,000	289,218
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)	285,000	300,319

		$1,385,800
Forest & Paper Products - 0.4%
Appvion, Inc., 9%, 6/01/20 (n)	$175,000	$120,094
Rayonier AM Products, Inc., 5.5%, 6/01/24 (z)	40,000	34,300
Tembec Industries, Inc., 9%, 12/15/19 (n)	135,000	136,688

		$291,082
Gaming & Lodging - 3.4%
CCM Merger, Inc., 9.125%, 5/01/19 (n)	$255,000	$277,313
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)	95,000	70,300
Greektown Holdings LLC, 8.875%, 3/15/19 (n)	285,000	304,238
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	415,000	440,419

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - continued
Isle of Capri Casinos, Inc., 8.875%, 6/15/20	$80,000	$85,600
Isle of Capri Casinos, Inc., 5.875%, 3/15/21	285,000	295,688
MGM Resorts International, 6.625%, 12/15/21	180,000	195,300
MGM Resorts International, 6%, 3/15/23	180,000	187,200
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21	325,000	332,313

		$2,188,371
Industrial - 1.9%
Anixter, Inc., 5.125%, 10/01/21	$240,000	$246,900
Dematic S.A., 7.75%, 12/15/20 (n)	385,000	403,288
Howard Hughes Corp., 6.875%, 10/01/21 (n)	375,000	394,219
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)	175,000	184,188

		$1,228,595
Machinery & Tools - 2.2%
Ashtead Capital, Inc., 5.625%, 10/01/24 (n)	$265,000	$278,250
H&E Equipment Services Co., 7%, 9/01/22	320,000	328,800
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)	265,000	229,225
Light Tower Rentals, Inc., 8.125%, 8/01/19 (n)	230,000	165,600
RSC Equipment Rental, Inc., 8.25%, 2/01/21	215,000	233,275
United Rentals North America, Inc., 7.625%, 4/15/22	177,000	196,613

		$1,431,763
Major Banks - 2.0%
Bank of America Corp., FRN, 5.2%, 12/31/49	$445,000	$429,425
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49	380,000	387,363
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31, FRN to 8/29/49	275,000	343,750
Royal Bank of Scotland Group PLC, 6.99% to 10/04/17, FRN to 10/29/49 (n)	100,000	117,000

		$1,277,538
Medical & Health Technology & Services - 7.2%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	$55,000	$57,338
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	430,000	459,831
Davita, Inc., 6.625%, 11/01/20	150,000	158,250
Davita, Inc., 5.125%, 7/15/24	135,000	140,063
Fresenius Medical Care Capital Trust III, 5.625%, 7/31/19 (n)	170,000	185,725
Fresenius Medical Care Capital Trust III, 5.875%, 1/31/22 (n)	145,000	162,763
HCA, Inc., 4.25%, 10/15/19	185,000	191,475
HCA, Inc., 7.5%, 2/15/22	380,000	448,400
HCA, Inc., 5.875%, 3/15/22	465,000	522,660
HCA, Inc., 5%, 3/15/24	160,000	172,800
HCA, Inc., 5.375%, 2/01/25	125,000	132,500
HealthSouth Corp., 8.125%, 2/15/20	425,000	443,063
Kindred Escrow Corp. II, 8%, 1/15/20 (n)	120,000	130,200
LifePoint Hospitals, Inc., 5.5%, 12/01/21	375,000	398,438
Tenet Healthcare Corp., 8%, 8/01/20	430,000	455,800
Tenet Healthcare Corp., 4.5%, 4/01/21	250,000	251,250
Tenet Healthcare Corp., 8.125%, 4/01/22	145,000	164,213
Universal Health Services, Inc., 7.625%, 8/15/20	245,000	208,863

		$4,683,632
Medical Equipment - 1.1%
Biomet, Inc., 6.5%, 8/01/20	$142,000	$151,585
Physio-Control International, Inc., 9.875%, 1/15/19 (n)	128,000	136,640
Teleflex, Inc., 6.875%, 6/01/19	275,000	286,688

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical Equipment - continued
Teleflex, Inc., 5.25%, 6/15/24 (n)	$165,000	$167,063

		$741,976
Metals & Mining - 5.2%
ArcelorMittal S.A., 7%, 2/25/22	$60,000	$67,662
ArcelorMittal S.A., 7.5%, 3/01/41	95,000	99,988
Arch Coal, Inc., 8%, 1/15/19 (n)	105,000	53,813
Arch Coal, Inc., 7.25%, 10/01/20	70,000	24,325
Century Aluminum Co., 7.5%, 6/01/21 (n)	225,000	238,500
Commercial Metals Co., 4.875%, 5/15/23	210,000	200,550
Consol Energy, Inc., 6.375%, 3/01/21	75,000	75,375
Consol Energy, Inc., 5.875%, 4/15/22	320,000	307,200
EVRAZ, Inc. N.A. Canada, 7.5%, 11/15/19 (n)	230,000	217,925
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	600,000	558,000
GrafTech International Co., 6.375%, 11/15/20	270,000	218,700
Hudbay Minerals, Inc., 9.5%, 10/01/20	125,000	128,125
Lundin Mining Corp., 7.5%, 11/01/20 (n)	105,000	107,888
Lundin Mining Corp., 7.875%, 11/01/22 (n)	145,000	150,075
Steel Dynamics, Inc., 5.125%, 10/01/21 (n)	100,000	102,500
Steel Dynamics, Inc., 5.25%, 4/15/23	165,000	169,950
Steel Dynamics, Inc., 5.5%, 10/01/24 (n)	100,000	103,750
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	90,000	93,600
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	140,000	145,600
Suncoke Energy, Inc., 7.625%, 8/01/19	68,000	70,621
TMS International Corp., 7.625%, 10/15/21 (n)	155,000	156,163
Walter Energy, Inc., 9.5%, 10/15/19 (n)	95,000	63,175
Walter Energy, Inc., 8.5%, 4/15/21	115,000	14,663

		$3,368,148
Midstream - 7.2%
AmeriGas Finance LLC, 6.75%, 5/20/20	$395,000	$421,663
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (n)	130,000	133,900
Colorado Interstate Gas Co., 6.8%, 11/15/15	91,000	94,623
Crestwood Midstream Partners LP, 6%, 12/15/20	225,000	225,563
Crestwood Midstream Partners LP, 6.125%, 3/01/22	135,000	135,675
El Paso Corp., 7.75%, 1/15/32	500,000	623,959
Energy Transfer Equity LP, 7.5%, 10/15/20	340,000	389,300
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	230,000	230,575
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22	295,000	297,950
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.5%, 2/15/23	230,000	240,350
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.5%, 7/15/23	260,000	261,560
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	200,000	204,750
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	450,000	460,125
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	135,000	138,038
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25 (n)	130,000	130,650
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21	130,000	136,825
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22	225,000	218,250
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/18 (n)	80,000	83,200
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/19 (n)	190,000	193,325
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/23	55,000	56,100

		$4,676,381
Network & Telecom - 2.4%
Centurylink, Inc., 6.45%, 6/15/21	$210,000	$230,475
Centurylink, Inc., 6.75%, 12/01/23	60,000	67,763

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Network & Telecom - continued
Centurylink, Inc., 7.65%, 3/15/42	$245,000	$249,900
Citizens Communications Co., 9%, 8/15/31	305,000	329,400
Frontier Communications Corp., 8.125%, 10/01/18	95,000	108,063
Telecom Italia Capital, 6%, 9/30/34	70,000	72,450
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)	250,000	263,803
Windstream Corp., 7.75%, 10/15/20	235,000	243,155

		$1,565,009
Oil Services - 1.3%
Bristow Group, Inc., 6.25%, 10/15/22	$373,000	$365,540
Pacific Drilling S.A., 5.375%, 6/01/20 (n)	340,000	270,513
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)	245,000	227,850

		$863,903
Oils - 0.6%
CITGO Holding, Inc., 10.75%, 2/15/20 (n)	$135,000	$138,038
CITGO Petroleum Corp., 6.25%, 8/15/22 (n)	275,000	274,313

		$412,351
Other Banks & Diversified Financials - 0.5%
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	$225,000	$303,892

Pharmaceuticals - 2.4%
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (n)	$380,000	$408,025
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)	265,000	280,238
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)	390,000	409,500
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	205,000	217,813
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/23 (n)	105,000	106,050
Vantage Point Imaging, 7.5%, 7/15/21 (n)	125,000	135,625

		$1,557,251
Precious Metals & Minerals - 1.1%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)	$400,000	$392,000
Eldorado Gold Corp., 6.125%, 12/15/20 (n)	335,000	329,598

		$721,598
Printing & Publishing - 1.4%
American Media, Inc., 13.5%, 6/15/18 (z)	$28,207	$29,723
Gannett Co., Inc., 5.125%, 7/15/20	110,000	114,675
Gannett Co., Inc., 4.875%, 9/15/21 (n)	60,000	61,425
Gannett Co., Inc., 6.375%, 10/15/23	195,000	211,575
Lamar Media Corp., 5%, 5/01/23	165,000	168,713
Nielsen Finance LLC, 5%, 4/15/22 (n)	305,000	311,863

		$897,974
Railroad & Shipping - 0.4%
Watco Cos. LLC, 6.375%, 4/01/23 (n)	$240,000	$241,200

Real Estate - Healthcare - 1.2%
Aviv Healthcare Properties LP/Aviv Healthcare, REIT, 6%, 10/15/21	$310,000	$331,700
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21	150,000	161,813
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22	255,000	276,675

		$770,188

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - Other - 1.7%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 4/15/19	$150,000	$153,000
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21	290,000	303,050
EPR Properties, REIT, 7.75%, 7/15/20	200,000	240,906
EPR Properties, REIT, 5.75%, 8/15/22	50,000	54,897
Felcor Lodging LP, REIT, 5.625%, 3/01/23	315,000	325,616

		$1,077,469
Retailers - 2.6%
Best Buy Co., Inc., 5.5%, 3/15/21	$335,000	$349,573
Bon Ton Stores, Inc., 8%, 6/15/21	150,000	121,125
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/21 (z)	35,000	32,638
Family Tree Escrow LLC, 5.75%, 3/01/23 (n)	225,000	236,813
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)	185,000	173,438
Limited Brands, Inc., 7%, 5/01/20	50,000	57,625
Limited Brands, Inc., 6.95%, 3/01/33	175,000	189,438
Neiman Marcus Group Ltd., 8%, 10/15/21 (n)	105,000	110,381
Rite Aid Corp., 9.25%, 3/15/20	220,000	243,650
Sally Beauty Holdings, Inc., 6.875%, 11/15/19	195,000	208,163

		$1,722,844
Specialty Chemicals - 0.5%
Chemtura Corp., 5.75%, 7/15/21	$335,000	$332,488

Specialty Stores - 1.1%
Argos Merger Sub, Inc., 7.125%, 3/15/23 (n)	$155,000	$160,425
Group 1 Automotive, Inc., 5%, 6/01/22 (n)	335,000	335,000
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	235,000	242,050

		$737,475
Telecommunications - Wireless - 6.6%
Crown Castle International Corp., 4.875%, 4/15/22	$90,000	$94,275
Crown Castle International Corp., 5.25%, 1/15/23	245,000	258,475
Digicel Group Ltd., 8.25%, 9/01/17 (n)	235,000	240,875
Digicel Group Ltd., 7.125%, 4/01/22 (n)	200,000	190,500
Eileme 2 AB, 11.625%, 1/31/20 (n)	200,000	225,800
Numericable Group S.A., 6%, 5/15/22 (n)	480,000	488,400
Sprint Capital Corp., 6.875%, 11/15/28	285,000	267,900
Sprint Corp., 7.875%, 9/15/23	300,000	309,750
Sprint Corp., 7.125%, 6/15/24	305,000	303,475
Sprint Nextel Corp., 9%, 11/15/18 (n)	150,000	174,375
Sprint Nextel Corp., 6%, 11/15/22	205,000	198,594
T-Mobile USA, Inc., 6.125%, 1/15/22	35,000	36,838
T-Mobile USA, Inc., 6.5%, 1/15/24	95,000	100,463
T-Mobile USA, Inc., 6.464%, 4/28/19	85,000	88,188
T-Mobile USA, Inc., 6.25%, 4/01/21	500,000	523,125
T-Mobile USA, Inc., 6.633%, 4/28/21	125,000	132,969
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)	250,000	252,500
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)	405,000	422,213

		$4,308,715
Telephone Services - 0.4%
Cogent Communications Group, Inc., 8.375%, 2/15/18 (n)	$100,000	$104,450
Frontier Communications Corp., 6.25%, 9/15/21	75,000	77,063
Level 3 Financing, Inc., 8.625%, 7/15/20	80,000	87,200

		$268,713

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - Services - 2.7%
Aguila American Resources Ltd., 7.875%, 1/31/18 (n)	$300,000	$303,750
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (n)	335,000	345,050
Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (n)	73,000	70,445
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	180,000	180,000
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	260,000	243,750
Stena AB, 7%, 2/01/24 (n)	400,000	397,000
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)	200,000	177,000
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	55,000	53,900

		$1,770,895
Utilities - Electric Power - 2.3%
AES Corp., 7.375%, 7/01/21	$195,000	$217,913
Calpine Corp., 5.375%, 1/15/23	135,000	137,025
Calpine Corp., 5.5%, 2/01/24	25,000	25,281
Covanta Holding Corp., 7.25%, 12/01/20	265,000	283,550
Covanta Holding Corp., 6.375%, 10/01/22	70,000	75,425
Covanta Holding Corp., 5.875%, 3/01/24	40,000	41,600
NRG Energy, Inc., 8.25%, 9/01/20	280,000	298,550
NRG Energy, Inc., 6.25%, 7/15/22	85,000	88,613
NRG Energy, Inc., 6.625%, 3/15/23	305,000	320,250

		$1,488,207
Total Bonds		$80,978,214

Floating Rate Loans (g)(r) - 4.8%
Aerospace - 0.2%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$147,327	$146,591

Building - 0.5%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/20	$200,400	$198,797
HD Supply, Inc., Term Loan B, 4%, 6/28/18	109,954	109,679

		$308,476
Business Services - 0.1%
Fleetcor Technologies, Inc., Term Loan B, 3.75%, 11/17/21	$62,747	$62,864

Cable TV - 0.2%
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/19	$107,406	$107,355

Conglomerates - 0.4%
Entegris, Inc., Term Loan B, 3.5%, 4/30/21	$163,866	$162,125
Silver II U.S. Holdings LLC, Term Loan, 4%, 12/13/19	127,089	122,085

		$284,210
Consumer Services - 0.2%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$132,232	$132,133

Containers - 0.1%
Berry Plastics Group, Inc., Term Loan E, 3.75%, 1/06/21	$93,214	$93,097

Electronics - 0.4%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21	$224,003	$224,178

Energy - Independent - 0.2%
MEG Energy Corp., Term Loan, 3.75%, 3/31/20	$118,738	$114,167

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$80,134	$80,260

Food & Beverages - 0.1%
H.J. Heinz Co., Term Loan B2, 3.5%, 6/05/20	$38,917	$38,950

Gaming & Lodging - 0.3%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/25/20	$193,095	$192,763

Medical & Health Technology & Services - 0.3%
Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21	$43,421	$43,518
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/21	167,102	167,371

		$210,889
Metals & Mining - 0.2%
FMG Resources Ltd., Term Loan B, 3.75%, 6/30/19	$108,033	$99,998

Printing & Publishing - 0.2%
CBS Outdoor Americas Capital LLC, Term Loan B, 3%, 1/31/21	$129,188	$128,260

Retailers - 0.1%
Rite Aid Corp., Term Loan, 4.87%, 6/21/21	$79,361	$79,510

Supermarkets - 0.2%
Albertson’s Holdings LLC, Term Loan B4, 5.5%, 8/25/21	$155,418	$156,605

Telephone Services - 0.3%
Level 3 Financing, Inc., Term Loan B, 4.5%, 1/31/22	$179,407	$180,117

Transportation - Services - 0.4%
Commercial Barge Line Co., Term Loan, 7.5%, 9/15/19	$275,008	$274,321

Utilities - Electric Power - 0.3%
Calpine Construction Finance Co., Term Loan B1, 3%, 5/03/20	$201,273	$198,254
Total Floating Rate Loans		$3,112,998

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	4,099	$22,094

Money Market Funds - 1.9%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	1,269,205	$1,269,205
Total Investments		$85,382,511

Other Assets, Less Liabilities - (30.9)%		(20,179,953)
Net Assets - 100.0%		$65,202,558

(a)	Non-income producing security.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $30,488,338 representing 46.8% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

Portfolio of Investments (unaudited) – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
American Media, Inc., 13.5%, 6/15/18	12/22/10	$28,459	$29,723
Bombardier, Inc., 7.5%, 3/15/25	2/27/15	175,000	175,000
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/21	12/08/14	33,124	32,638
LGE Holdco VI B.V., 7.125%, 5/15/24	7/21/11-3/15/12	197,625	173,544
Rayonier AM Products, Inc., 5.5%, 6/01/24	12/22/14	33,041	34,300
Total Restricted Securities			$445,205
% of Net assets			0.7%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 2/28/15

Forward Foreign Currency Exchange Contracts at 2/28/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Merrill Lynch International	99,987	4/10/15	$119,474	$111,939	$7,535

Liability Derivatives
BUY	EUR	Goldman Sachs International	102,373	4/10/15	$115,971	$114,610	$(1,361)

Futures Contracts at 2/28/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	5	$638,984	June - 2015	$1,546

At February 28, 2015, the fund had cash collateral of $6,750 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of February 28, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$22,094	$—	$—	$22,094
Non-U.S. Sovereign Debt	—	114,075	—	114,075
U.S. Corporate Bonds	—	65,742,372	—	65,742,372
Commercial Mortgage-Backed Securities	—	36,190	—	36,190
Foreign Bonds	—	15,085,577	—	15,085,577
Floating Rate Loans	—	3,112,998	—	3,112,998
Mutual Funds	1,269,205	—	—	1,269,205
Total Investments	$1,291,299	$84,091,212	$—	$85,382,511

Other Financial Instruments
Futures Contracts	$1,546	$—	$—	$1,546
Forward Foreign Currency Exchange Contracts	—	6,174	—	6,174

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$85,423,065
Gross unrealized appreciation	2,142,934
Gross unrealized depreciation	(2,183,488)
Net unrealized appreciation (depreciation)	$(40,554)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,428,474	4,026,300	(4,185,569)	1,269,205

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$609	$1,269,205

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: April 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: April 14, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2015

*	Print name and title of each signing officer under his or her signature.